Long-term Payables Other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Present value discount on long-term payables — other	₩ (52,129)	₩ (80,882)
Current installments of long-term payables — other	(398,874)	(398,823)
Carrying amount at December 31	1,239,467	1,611,010
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables — other	₩ 1,690,470	₩ 2,090,715